                            Prudential Mutual Funds
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               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 23, 1999

Purchase and Redemption of Fund Shares

The section entitled 'Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares--Letters of Intent' is amended as follows:

      Retirement and group plans no longer qualify to purchase Class A shares at NAV by entering into a Letter of Intent. All references to 'Participant Letters of Intent are hereby deleted.

   Listed below are the names of the Prudential mutual funds and the date of each Statement of Additional Information (SAI) to which this supplement relates.

Name of Fund                                SAI Date
----------------------------------------    -------------------
Global Utility Fund, Inc.                   November 27, 1998
Prudential Balanced Fund                    September 29, 1998
Prudential California Municipal Fund
  California Income Series                  November 2, 1998
  California Series                         November 2, 1998
Prudential Developing Markets Fund
  Prudential Developing Markets Equity
  Fund                                      June 26, 1998
  Prudential Latin America Equity Fund      June 26, 1998
Prudential Global Genesis Fund, Inc.        July 31, 1998
Prudential Municipal Series Fund
  Florida Series                            November 2, 1998
  Massachusetts Series                      November 2, 1998
  New Jersey Series                         November 2, 1998
  New York Series                           November 2, 1998
  North Carolina Series                     November 2, 1998
  Ohio Series                               November 2, 1998
  Pennsylvania Series                       November 2, 1998

MF990C10

Name of Fund                                SAI Date
----------------------------------------    -------------------
Prudential Natural Resources Fund, Inc.     July 31, 1998
Prudential Small Company Value Fund,
   Inc.                                     November 30, 1998
The Prudential Investment Portfolios,
   Inc.                                     August 6, 1998
  Prudential Active Balanced Fund
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income
  Fund